Income Taxes - Summary of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current Federal	$ 914,318	$ 757,069
Current State	0	0
Deferred Federal	(240,203)	(1,210,347)
Deferred State	0	0
Change in valuation allowance	240,203	1,210,347
Income tax provision	$ 914,318	$ 757,069